Note 3 - Stockholders' Equity	33 Months Ended
Sep. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – STOCKHOLDERS’ EQUITY

Common Stock

On February 1, 2012, the Company issued 1,193,381 restricted shares of common stock to creditors in consideration of satisfaction for services rendered during the period for an amount of $53,169.

On February 29, 2012, the Company’s board of directors approved the issuance of 23,016,963 unregistered shares of common stock to 15 individuals in consideration of $1,150,848, of which $394,474 was received as at December 31, 2011.

During the quarter ended March 31, 2012, the Company issued 5,000,000 shares of its common stock valued at $350,000 to consultants for the provision of various services to the Company.

On February 3, 2012, the Company issued 500,000 shares of its common stock to creditors in consideration of satisfaction of $35,927 in outstanding payables.

On June 1, 2012, the Company issued 500,000 restricted shares of its common stock to a past officer as compensation of $60,000 for past services rendered.

During the quarter ended September 30, 2012, the Company issued 12,815,113 shares of its common stock for cash proceeds of $640,756.

On July 20, 2012, the Company issued 350,000 restricted shares of common stock to a creditor in consideration of satisfaction for services rendered for a fair value of $24,500.

On September 18, 2012, the Company sold 115,641,114 restricted shares of its common stock at $0.0001 to various officers and parties related to them in consideration of satisfaction of $11,564 in outstanding payables and as compensation for future services in the amount of $4,614,080. Because the sale price was below the quoted stock price per share of $0.04 per share at the time, the Company considered $4,614,080 as prepaid compensation which will be recognized as an expense over the lock up period of the restricted shares until August 31, 2013.

On September 26, 2012, the Company entered into a investment agreement with Kodiak Capital Group, LLC (“Kodiak”) whereby the company issued 2,000,000 shares of its common stock in exchange for an option to sell up to $2,000,000 worth of shares of the Company at a price equal to eighty percent (80%) of the lowest daily preceding five days Volume Weighted Average Price at the time of exercise and expires six months from inception. The Company recorded a subscription option asset in the amount of $100,000 which was determined to be the fair value of the option on September 26, 2012. On October 24, 2012, Kallo filed a prospectus relating to the resale of up to 50,000,000 shares of common stock issuable to Kodiak for investment banking services pursuant to an Investment Agreement dated September 26th, 2012 (See Note 11).

On June 27, 2011, Kallo registered 10,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2011 Non-Qualified Stock Option Plan (the “2011 Plan”), to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.15. This 2011 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at September 30, 2012, 7,233,334 shares have been issued under this 2011 Non-Qualified Stock Option Plan.

On September 6, 2012, Kallo registered 50,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2012 Non-Qualified Stock Option Plan (the “2012 Plan”) to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.04. This 2012 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at September 30, 2012, no shares have been issued under this 2012 Non-Qualified Stock Option Plan.

NOTE 3 – STOCKHOLDERS’ EQUITY

Common Stock

On December 12, 2006, the Company issued 15,000,000 shares of common stock, par value $0.00001 per share, to its initial stockholders in exchange for $50 in cash.In 2007, the Company sold 1,471,502 shares of common stock at $0.083333 per share for total proceeds of $122,625 and 250,000 shares of common stock at $0.20 per share for total proceeds of $50,000.

In December 2009, the Company issued 6,000,000 of the Company’s common shares valued at $765,300 as part of the consideration paid to acquire the outstanding shares of Rophe Medical Technologies Inc. (See Note 8).

On December 30, 2009, the Company sold 150,000 shares of its common stock at $0.10 per share to its president for proceeds of $15,000. Because the sale price was below the quoted stock price of $0.15 per share at the time, the Company considered $7,500 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in-capital.

During the year ended December 31, 2010, the Company issued 1,133,664 shares of its common stock at $0.15 per share for cash proceeds of $170,050.

On October 25, 2010, the Company issued 1,580,000 units at a price of $0.25 each for total proceeds of $395,000. Each unit consisted of one share of common stock and 1 stock purchase warrant exercisable on or before December 31, 2011 at the option of the holder, into one share of common stock at an exercise price of $0.50 per share.

On January 14, 2011, the Company issued 4,000,000 shares of its common stock at $0.0001 per share to its CEO for proceeds of $400. Because the sale price was below the quoted stock price of $0.10 per share at the time, the Company considered $399,600 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in-capital.

On September 22, 2011, the Company sold 54,500,000 shares of its common stock at $0.0001 per share for proceeds of $5,450, including 38,500,000 shares to its officers. Because the sale price was below the quoted stock price of $0.05 per share at the time, the Company considered $2,719,550 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in- capital.

During the year ended December 31, 2011, the Company issued 883,334 shares of its common stock to creditors in consideration of satisfaction of $49,434 in outstanding payables.

On October 24, 2011, the Company issued 1,000,000 shares of its common stock valued at $70,000 to a consultant for the provision of services relating to the marketing of the Company’s business and products to the public.

During the year ended December 31, 2011, the Company issued 13,604,132 shares of its common stock for cash proceeds of $718,694.

Stock Split

On February 8, 2008 the Board of Directors approved a three-for-one stock split effective February 25, 2008.All references in the consolidated financial statements and related notes related to the number of shares and per share amounts of the common stock have been retroactively restated to reflect the impact of this stock split.